[VERSION A]
                                 ESTATE EDGE(R)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003


This prospectus describes a survivorship flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection on the lives of two insureds. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund *
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund *
[diamond] Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies



* Not available for new investors



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IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:        [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                    PO Box 8027
                                                                    Boston, MA 02266-8027

                                                        [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                    800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency.


Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.
--------------------------------------------------------------------------------
    Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

 Heading                                                  Page
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RISK/BENEFIT SUMMARY .................................     4
   Policy Benefits ...................................     4
   Policy Risks ......................................     4
FEE TABLES ...........................................     6
   Transaction Fees ..................................     6
   Periodic Charges Other than Fund Operating
    Expenses..........................................     7
   Minimum and Maximum Fund Operating Expenses........     8
   Annual Fund Expenses...............................     8
PHOENIX LIFE INSURANCE COMPANY .......................    11
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................    11
   Performance History ...............................    11
VOTING RIGHTS ........................................    11
THE GUARANTEED INTEREST ACCOUNT ......................    11
CHARGES AND DEDUCTIONS................................    12
   General ...........................................    12
   Charges Deducted from Premium Payments.............    12
   Periodic Charges ..................................    12
   Conditional Charges ...............................    14
   Other Tax Charges .................................    15
   Fund Charges.......................................    15
THE POLICY ...........................................    15
   Contract Rights: Owner, Insureds, Beneficiary .....    15
   Contract Limitations...............................    15
   Purchasing a Policy................................    15
GENERAL ..............................................    17
   Postponement of Payments ..........................    17
   Optional Insurance Benefits .......................    17
   Death Benefit......................................    18
PAYMENT OF PROCEEDS ..................................    18
   Surrender and Death Benefit Proceeds ..............    18
   Payment Options ...................................    19
   Surrenders.........................................    19
   Transfer of Policy Value...........................    20
   Loans..............................................    21
   Lapse..............................................    22
FEDERAL INCOME TAX CONSIDERATIONS ....................    23
   Modified Endowment Contracts ......................    23
FINANCIAL STATEMENTS..................................    23
APPENDIX A - Investment Options.......................   A-1

RISK/BENEFIT SUMMARY
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This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the last surviving insured under the policy.

You will choose a death benefit when you apply for a policy:


[diamond] Option 1 is equal to the policy's face amount on the date of death of the last surviving insured, or, if greater, the minimum death benefit on that date.

[diamond] Option 2 equals the face amount on the date of death of the last surviving insured plus the policy value, or, if greater, the minimum death benefit on that date.


You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value on the date of death of the last surviving insured increased by a percentage taken from a table in the policy based on the policy year and the last surviving insured person's age.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.


LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.


TEMPORARY INSURANCE COVERAGE

We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Disability Benefit Rider

[diamond] Four Year Survivorship Term Rider

[diamond] Conditional Exchange Option Rider

[diamond] Policy Split Option Rider

[diamond] Guaranteed Death Benefit Rider (not available with policies issued on or after January 27, 2003)

[diamond] Conversion to Universal Life Rider

[diamond] Age 100+ Rider

[diamond] LifePlan Options Rider

[diamond] Estate Term Rider


Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS


VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
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                                                         TRANSACTION FEES
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            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
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SALES CHARGE(1)                  Upon premium payment         We charge up to 20% of the premium payment.
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PREMIUM TAX CHARGE               Upon premium payment         2.25% of each premium for nonqualified plans.

                                                              1.50% of each premium for qualified plans.
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FEDERAL TAX CHARGE               Upon premium payment         1.50% of each premium payment.
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ISSUE EXPENSE CHARGE             On Policy Date and monthly   $600 which is deducted at a rate of $50 per month for 12 months.
                                 on Monthly Calculation Day
                                 during 12 policy months
                                 following issue. We will
                                 deduct any unpaid balance
                                 in the event of lapse or
                                 termination.
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SURRENDER CHARGE(2)              Upon Full Surrender during   Up to 100% of the Target Annual Premium (TAP). The TAP is
                                 the first 9 policy years.    established at issue by an arithmetic formula based on personal
                                 Charge does not apply to a   information (age, gender, risk class) and face amount of insurance
                                 policy lapse                 coverage. A complete display of the surrender charges is provided in the contract.
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PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    For a partial surrender:
                                 a reduction In the policy    The charge that would face amount apply upon a full surrender
                                 face amount                  multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                              For a decrease in face amount:
                                                              The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the prior to the decrease.
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PARTIAL SURRENDER FEE(3)         Upon Partial Surrender       2.00% of the amount withdrawn.
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TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
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(1) The maximum sales charge of 20% applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). We deduct a sales charge of 5% of premiums in excess of TAP during the first policy year, and on all other premiums. TAP is the greater of (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, and the ages of those insured by the policy.
(2) The maximum surrender charge applies during the 6 years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 10th policy year. Your policy will contain a table of surrender charges that apply to your policy. We provide a table of maximum surrender charges for each policy year in the "Charges and Deductions" section.
(3) We limit this fee to a maximum of $25.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

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            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
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COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day
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    Minimum and Maximum                                       $0.0001 - $83.33 per $1,000 of net amount at risk(2). We will
    Charges                                                   increase this charge as the insured people age.
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    Example for a male age 45                                 $0.0002 per $1,000 of net amount at risk(2). We will increase this
    and female age 42 both in                                 charge as they age.
    the nonsmoker premium class
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ADMINISTRATIVE CHARGE            On each monthly processing   $20 per month for policies with face amounts up to $400,000.
                                 day for the first 10         $0.05 per $1,000 of face amount for policies with face amounts
                                 policy years.                greater than $400,000, but less than $1,600,000.
                                                              $80 per month for policies with face amounts greater than $1,600,000.
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MORTALITY AND EXPENSE RISK       Daily.                       Maximum of 0.80% of average daily net assets on an annual basis.
CHARGE(3)
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LOAN INTEREST CHARGED(4)         Interest accrues daily and   The maximum net cost to the policy is 2.00% of the loan balance.
                                 is due on each policy
                                 anniversary. If not paid on
                                 that date, we will treat the
                                 accrued interest as another
                                 loan against the policy.
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OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes                        to impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
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                                                    OPTIONAL INSURANCE BENEFITS
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FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day
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    Minimum and Maximum                                       $0.01 - $20.27 per $1,000 of rider face amount.
    Charges
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    Example for a male age                                    $0.01 per $1,000 of rider face amount.
    45 and female age 42 both
    in the nonsmoker
    premium class
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                                 On Rider Policy Date and
ESTATE TERM RIDER(1)             monthly on each Monthly
                                 Calculation Day
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    Minimum and Maximum Charges                               $0.0003 - $83.33 per $1,000 of term rider face amount.
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   Example for a male age 45                                  $0.001 per $1,000 of term rider face amount
    and female age 42 both in
    the nonsmoker premium class
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CONDITIONAL EXCHANGE OPTION      On each Monthly              $0.03 per $1,000 of total face amount.
RIDER                            Calculation Day
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GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.01 per $1,000 of base policy face amount.
(not available after 1/27/03)    Calculation Day beginning
                                 in policy year 11.
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            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
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LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Additional Rider Benefits".
                                 rider.
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POLICY SPLIT OPTION RIDER        We do not charge for this    You must provide evidence of insurability. We describe this rider
                                 rider.                       later under "Additional Rider Benefits."
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CONVERSION TO UNIVERSAL          We do not charge for this    We describe this rider later under "Additional Rider Benefits".
LIFE RIDER                       rider.
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DISABILITY BENEFIT RIDER(5)      On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
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    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges
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    Example for a male age 45                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    and female age 42 both in
    the nonsmoker premium class
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AGE 100+ RIDER                   We do not charge for this    We describe this rider later under "Additional Rider Benefits".
                                 rider.
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(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class) and the net amount at risk (see (2), next). The charges will increase as those insured under the policy age. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed charges. We will provide more detailed information upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) The "net amount at risk" is the difference between the policy value and the death benefit that would be payable at the time.
(3) At present, we reduce this charge to 0.25% in policy year 16 and after. We do not deduct this charge from amounts allocated to the Guaranteed
    Interest Account.
(4) Depending on state of issue and policy year, we charge loan interest from 2.50% to 6.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.00%. At our current rates the cost to the policy is between 0.50% and 2.00% of the outstanding loan balance annually, depending on policy year. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.
(5) This charge depends on age when the rider is issued, but does not increase.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                    MINIMUM AND MAXIMUM FUND ANNUAL EXPENSES

                                                       Minimum           Maximum

Total Annual Fund Operating Expenses(1)                 0.32%     -       22.60%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

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                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
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Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
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Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
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Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
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Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
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Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
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Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
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Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
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Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
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Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
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Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
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Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
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Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
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Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
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Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
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Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
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Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
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Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
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Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
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Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
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Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
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Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
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Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
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Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
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Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
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Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
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Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(7)
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Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
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Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
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Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(7)
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(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



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                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                                      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25% (1)    0.12%        0.97%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%      0.25% (1)    0.17%        1.02%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)   0.25%       0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

   Series                                                      Reimbursements & Waivers        Net Annual Fund Expenses
   ------                                                      ------------------------        ------------------------
   Federated Fund for U.S. Government Securities II                   (0.25%)                           0.72%
   Federated High Income Bond Fund II - Primary Shares                (0.25%)                           0.77%
   VIP Contrafund(R) Portfolio                                        (0.04%)                           0.74%
   VIP Growth Opportunities Portfolio                                 (0.03%)                           0.77%
   VIP Growth Portfolio                                               (0.06%)                           0.71%
   Technology Portfolio                                               (0.14%)                           1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Phoenix Life Insurance Company is a New York stock life insurance company. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").



THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year: 25% of the total value

[diamond] Second Year: 33% of remaining value

[diamond] Third Year:  50% of remaining value

[diamond] Fourth Year: 100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] sales charge,

[diamond] issue expense charge;

[diamond] administrative charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
To help reimburse ourselves for a variety of expenses incurred in selling the policy (e.g., commissions, advertising, printing) we impose a sales charge on premiums paid on the policy.

The sales charge is assessed according to the following schedule:

Policy Year 1:                20% of premiums paid up to the
                              first TAP 5% of premiums in
                              excess of the TAP
Policy Years 2-10             5% of premium
Policy Years 11 and over:     0% of premiums


The Target Annual Premium (TAP) is established at the time the policy is issued and is based on the face amount and personal information (i.e. age, gender, risk class) of those insured. TAP will be the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expenses; and (b) $1,200. The sales charge does not fully cover our total sales expenses, but we expect to recover these expenses in full over the period the policy remains in force.


PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.75% to 4% of premiums paid. Moreover, certain municipalities also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid under nonqualified plans and 1.50% of premiums paid under qualified plans. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.


PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

          o ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. The issue expense charge is $600. Rather than deduct the full amount at once, the charge is deducted in equal monthly installments of $50 over the first twelve months of the policy. Any unpaid balance of the Issue Expense Charge will be paid to us if the policy lapses or is terminated.

          o ADMINISTRATIVE CHARGE. This charge is assessed to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. The administrative charge is only assessed during the first ten policy years and varies by the face amount of the policy as follows:

          o  $20 per month for policies with face amounts of up to $400,000;

          o $0.05 per $1,000 for policies with face amounts of $400,001 up to $1,600,000; and

          o $80 per month for policies with face amounts of greater than $1,600,000.


[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the gender, attained age, and risk class of the insureds. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.


          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine the risk class based on the health and the medical information provided about the insureds. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Three riders are available at no charge with every Estate Edge policy:

          o POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. You must show satisfactory evidence of insurability.

          o CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary.

          o AGE 100+ RIDER. This rider maintains the full death benefit under the Policy after the younger insured's age 100, as long as the cash surrender value is greater than zero.

          o LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, certain favorable policy options may be exercised or elected.

          We charge for providing benefits under the following riders:

          o DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

          o FOUR YEAR SURVIVORSHIP TERM RIDER. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

          o CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events: (1) the divorce of the insureds, or (2) major change in the federal estate tax law. Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

          o ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option 1. Four increase options are available. Cost of insurance charges apply to the rider.

          o GUARANTEED DEATH BENEFIT RIDER. (This rider is not available for policies issued on or after January 27, 2003.) This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

             For the first 10 policy years, the monthly guarantee premium is 1/12 of the target annual premium. For policy years 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

             The rider will remain in effect if one of three conditions (as set forth in the rider) is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.


DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

          If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

          For the first 15 policy years we charge the maximum mortality and expense charge of 0.80% of your policy value in the subaccounts each month for all policy options. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25%.

LOAN INTEREST CHARGED

We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.


 -----------------------------------------------------------
                                       RATE WE CREDIT THE
                                     LOANED PORTION OF THE
                LOAN INTEREST RATE    GUARANTEED INTEREST
                     CHARGED                ACCOUNT
 -----------------------------------------------------------
    POLICY       MOST        NEW       MOST         NEW
    YEARS       STATES      YORK      STATES       YORK
 -----------------------------------------------------------
     1-10         4%         6%         2%          4%
 -----------------------------------------------------------
    11-16         3%         5%         2%          4%
 -----------------------------------------------------------
     16+         2.5%       4.5%        2%          4%
 -----------------------------------------------------------

CONDITIONAL CHARGES

These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          During the first 10 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 10th policy year. The maximum surrender charge that a policy owner could pay while he or she owns the policy is equal to the percentage amount shown below:

 --------------------------------------------------------------
                     SURRENDER CHARGE TABLE
 --------------------------------------------------------------
             SURRENDER           SURRENDER            SURRENDER
   POLICY     CHARGE    POLICY    CHARGE     POLICY    CHARGE
   MONTH    % OF TAP    MONTH    % OF TAP    MONTH    % OF TAP
   -----    --------    -----    --------    -----    --------
    1-70       100%       87        66%       104       32%
     71         98%       88        64%       105       30%
     72         96%       89        62%       106       28%
     73         94%       90        60%       107       26%
     74         92%       91        58%       108       24%
     75         90%       92        56%       109       22%
     76         88%       93        54%       110       20%
     77         86%       94        52%       111       18%
     78         84%       95        50%       112       16%
     79         82%       96        48%       113       14%
     80         80%       97        46%       114       12%
     81         78%       98        44%       115       10%
     82         76%       99        42%       116       08%
     83         74%       100       40%       117       06%
     84         72%       101       38%       118       04%
     85         70%       102       36%       119       02%
     86         68%       103       34%       120       0%

Policy Year 11+ (Since Issue): No surrender charge applies


We establish the Target Annual Premium (TAP) before we issue the policy and it will be based on the personal information of those insured (i.e. age, gender, risk class) and the policy face amount. TAP will be either (a) the level premium required to mature the policy , computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200.


[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest

          Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a fraction of the applicable surrender charge that would apply to a full surrender, determined by how much of the full cash surrender value is being withdrawn. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSUREDS
The insureds are the persons on whose lives the policy is issued. You name the insureds in the application for the policy. Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit at the death of the last surviving insured. If the named beneficiary dies before the death of the last surviving insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the last surviving insured, the death benefit payable under the policy will be paid to you or your estate.

As long as the policy is in force, the policyowner and the beneficiary may be changed by written request, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the last surviving insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the persons to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the lives of 2 other individuals provided you have the insureds' consents and a legally recognized interest for insuring their lives. You could, for example, purchase a policy on the lives of spouses, family members, business partners.

PREMIUM PAYMENTS
The Estate Edge policy is a flexible premium variable universal life insurance policy issued on the lives of two insureds. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. Both insureds must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. You decide the amount of planned annual premium (within limits set by us) when you apply for the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the persons you insure and the policy features you desire will affect our required issue premium. The persons' age, gender and risk class can affect the issue premium, as can policy features such as face amount, added benefits and planned premiums. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we temporarily allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may increase or decrease the planned annual premium amount (within limits) or payment frequency at any time by written notice. We reserve the right to limit increases to such maximums as we may establish and change from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
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POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

          The rider terminates at the insured's attained age 65. However, benefits will continue to be paid for the covered insured's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65.

[diamond] FOUR-YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

[diamond] POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. There is no charge for this rider, but you must show satisfactory evidence of insurability.

[diamond] CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events:

          1) the divorce of the insureds, or

          2) major change in the federal estate tax law.

          Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

[diamond] GUARANTEED DEATH BENEFIT RIDER. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

          For the first 10 policy years, the monthly guarantee premium is 1/12 of the Target Annual Premium. For Policy year 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

          The rider will remain in effect if one of three conditions is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges. The three conditions are:

          1) Total Cumulative Premium Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

          2) Tabular Account Value Test - the policy's cash surrender value is not less than the policy's Tabular Account Value (as listed on policy's schedule pages) on the policy anniversary on or immediately preceding the monthly calculation day.

          3) Annual Premium Test - the total premium paid during the policy year, less surrenders, is not less than the sum of all monthly guarantee premiums applicable each month since the policy year began.

[diamond] CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary. There is no charge for this rider.

[diamond] AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond] LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

          4) An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

[diamond] ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option Four increase options are available:

          1) Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

          2) Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

          3) Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

          4) Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

          Cost of insurance charges apply to the rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the last surviving insured or, if greater, the minimum death benefit on that date.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the last surviving insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the last surviving insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


A Guaranteed Death Benefit Rider is available. Under this policy rider, if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force; there may be limitations on the amount of partial surrenders or decreases in face amount permitted. See the description above under "Optional Insurance Benefits" and the rider for more information.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals the policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT:
EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."

REQUEST FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease.

PAYMENT OF PROCEEDS
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SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under the policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3 3/8% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insureds and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insureds, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount and/or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount and/or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE


TRANSFERS

Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

1) the transfer(s) are made as part of a Systematic Transfer Program, or

2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.


Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.

Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly              [diamond] $150 semiannually

[diamond] $75 quarterly            [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts and/or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insureds while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insureds while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] In most states except New York, the rates in effect will be:

          o   Policy years 1-10:                        4%
          o   Policy years 11-15:                       3%
          o   Policy years 16 and thereafter:         2 1/2%

          We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 2%.


[diamond] In New York only, the rates will be:

          o   Policy years 1-10:                        6%
          o   Policy years 11-15:                       5%
          o   Policy years 16 and thereafter:         4 1/2%
          We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 4%.


You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and/or the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 3 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as you have paid all premiums planned at issue. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts and/or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of Phoenix Life Variable Universal Life Account (Estate Edge(R)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for the end of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE



------------------------------------------------------------------------------------------------------------------------------
                                                                                 Investment Type

                                                ------------------------------------------------------------------------------
                                                  Bond  Domestic  Domestic  Domestic   Growth         International   Money
                    Series                               Blend     Growth    Value    & Income  Index     Growth      Market
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                             |X|
Phoenix-AIM Mid-Cap Equity                                |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                        |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                             |X|
Phoenix-Engemann Capital Growth                                     |X|
Phoenix-Engemann Small & Mid-Cap Growth                             |X|
Phoenix-Goodwin Money Market                                                                                           |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|
Phoenix-Hollister Value Equity                                                |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                         |X|
Phoenix-Lazard International Equity Select                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                |X|
Phoenix-Lazard U.S. Multi-Cap                                                 |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                           |X|
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                                              |X|
Phoenix-MFS Value                                                             |X|
Phoenix-Northern Dow 30                                                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                             |X|
Phoenix-Oakhurst Growth & Income                                                         |X|
Phoenix-Oakhurst Strategic Allocation                                                    |X|
Phoenix-Sanford Bernstein Global Value                                                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
Phoenix-Seneca Mid-Cap Growth                                       |X|
Phoenix-Seneca Strategic Theme                                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                  |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap Portfolio                           |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                         |X|
VIP Growth Opportunities Portfolio                                  |X|
VIP Growth Portfolio                                                |X|
Mutual Shares Securities Fund                                                            |X|
Templeton Foreign Securities Fund                                                                          |X|
Templeton Growth Securities Fund                                                                           |X|
Scudder VIT EAFE(R) Equity Index Fund                                                            |X|
Scudder VIT Equity 500 Index Fund                                                                |X|
Technology Portfolio                                                |X|
Wanger Foreign Forty                                                                                       |X|
Wanger International Small Cap                                                                             |X|
Wanger Twenty                                                       |X|
Wanger U.S. Smaller Companies                                       |X|
------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                              Phoenix    Phoenix   Duff & Phelps                Fred       Deutsche    Federated
                                             Investment  Variable   Investment       AIM        Alger       Asset      Investment
                                              Counsel,   Advisors,  Management     Advisors,  Management, Management,  Management
        Series                                  Inc.       Inc.        Co.           Inc.        Inc.        Inc.       Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                  |X|
Phoenix-Alliance/Bernstein Growth + Value                  |X|
Phoenix-Duff & Phelps Real Estate Securities                           |X|
Phoenix-Engemann Capital Growth                  |X|

Phoenix-Engemann Small & Mid-Cap Growth          |X|

Phoenix-Goodwin Money Market                     |X|
Phoenix-Goodwin Multi-Sector Fixed Income        |X|
Phoenix-Hollister Value Equity                   |X|
Phoenix-Janus Flexible Income                              |X|
Phoenix-Kayne Large-Cap Core                     |X|
Phoenix-Kayne Small-Cap Quality Value            |X|
Phoenix-Lazard International Equity Select                 |X|
Phoenix-Lazard Small-Cap Value                             |X|
Phoenix-Lazard U.S. Multi-Cap                              |X|
Phoenix-Lord Abbett Bond-Debenture                         |X|
Phoenix-Lord Abbett Large-Cap Value                        |X|
Phoenix-Lord Abbett Mid-Cap Value                          |X|
Phoenix-MFS Investors Growth Stock                         |X|
Phoenix-MFS Investors Trust                                |X|
Phoenix-MFS Value                                          |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Oakhurst Growth & Income                 |X|
Phoenix-Oakhurst Strategic Allocation            |X|
Phoenix-Sanford Bernstein Global Value                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                  |X|
Phoenix-Seneca Mid-Cap Growth                    |X|
Phoenix-Seneca Strategic Theme                   |X|
Phoenix-State Street Research Small-Cap Growth             |X|
AIM V.I. Capital Appreciation Fund                                                   |X|
AIM V.I. Premier Equity Fund                                                         |X|
Alger American Leveraged AllCap Portfolio                                                        |X|
Federated Fund for U.S. Government Securities II                                                                          |X|
Federated High Income Bond Fund II                                                                                        |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                        |X|
Scudder VIT Equity 500 Index Fund                                                                            |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                                                       Morgan
                                              Fidelity     Franklin    Stanley     Templeton    Templeton  Templeton    Wanger
                                             Management     Mutual    Investment     Asset       Global    Investment    Asset
                                            and Research   Advisors,  Management   Management,  Advisors    Counsel,  Management,
                   Series                      Company       LLC          Inc.        Ltd.       Limited      Inc.        LP.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth

Phoenix-Engemann Small & Mid-Cap Growth

Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                      |X|
VIP Growth Opportunities Portfolio               |X|
VIP Growth Portfolio                             |X|
Mutual Shares Securities Fund                              |X|
Templeton Foreign Securities Fund                                                                            |X|
Templeton Growth Securities Fund                                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                                      |X|
Wanger International Small Cap                                                                                            |X|
Wanger Twenty                                                                                                             |X|
Wanger U.S. Smaller Companies                                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                            --------------------------------------------------------------------------------------

                                                                                               Kayne
                                                                                              Anderson
                                             Aberdeen     AIM         Alliance      Janus      Rudnick      Lazard       Lord,
                                               Fund      Capital      Capital      Capital    Investment     Asset       Abbett
                                             Managers,  Management,  Management,  Management  Management,  Management     & Co.
           Series                              Inc.        Inc.         L.P.         LLC         LLC          LLC          LLC

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                              |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                        |X|
Phoenix-Kayne Large-Cap Core                                                                     |X|
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
Phoenix-Lazard International Equity Select                                                                   |X|
Phoenix-Lazard Small-Cap Value                                                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                        |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                       |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                         |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                 |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                |X|
Phoenix-Sanford Bernstein Small-Cap Value                              |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

-------------------------------------------------------------------------------------------------------------
                                                                       Subadvisors
                                            -----------------------------------------------------------------

                                                                      Roger                     State
                                                        Northern     Engemann     Seneca        Street
                                                MFS       Trust         &         Capital      Research
                                            Investment Investments, Associates,  Management, & Management,
          Series                            Management     Inc.        Inc.         LLC         Company
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock               |X|
Phoenix-MFS Investors Trust                      |X|
Phoenix-MFS Value                                |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                        |X|
Phoenix-Seneca Strategic Theme                                                       |X|
Phoenix-State Street Research Small-Cap Growth                                                   |X|
-------------------------------------------------------------------------------------------------------------

Additional information about the Estate Strategies (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.


Phoenix Life Insurance Company


www.phoenixwm.com

V602

Investment Company Act File No. 811-4721


[logo] PHOENIX WEALTH MANAGEMENT



L0271PR(C) Phoenix Life Insurance Company [logo] Printed on recycled paper. 5-03

                                                                     [VERSION B]
                              ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                 DEVELOPED EXCLUSIVELY FOR NFP SECURITIES, INC.

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                          MAY 1, 2003

This prospectus describes a survivorship flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection on the lives of two insureds. We pay a death benefit when the last insured dies. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series
[diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies

--------------------------------------------------------------------------------


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                  [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                              PO Box 8027
                                                                              Boston, MA 02266-8027

                                                                  [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                              800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.
--------------------------------------------------------------------------------

Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                 Page
-------------------------------------------------------------

RISK/BENEFIT SUMMARY..................................     4
   Policy Benefits....................................     4
   Policy Risks.......................................     4
FEE TABLES............................................     6
   Transaction Fees...................................     6
   Periodic Charges Other than Fund Operating
     Expenses.........................................     7
   Minimum and Maximum Fund Operating Expenses........     8
   Annual Fund Expenses...............................     9
Phoenix Life Insurance Company........................    11
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
(THE "ACCOUNT").......................................    11
   Performance History ...............................    11
VOTING RIGHTS ........................................    11
THE GUARANTEED INTEREST ACCOUNT ......................    11
CHARGES AND DEDUCTIONS ...............................    12
   General ...........................................    12
   Charges Deducted from Premium Payments ............    12
   Periodic Charges ..................................    12
   Conditional Charges ...............................    14
   Other Tax Charges .................................    14
   Fund Charges ......................................    14
THE POLICY ...........................................    15
   Contract Rights: Owner, Insureds, Beneficiary .....    15
   Contract Limitations ..............................    15
   Purchasing a Policy ...............................    15
GENERAL...............................................    16
   Postponement of Payments...........................    16
   Optional Insurance Benefits .......................    16
   Death Benefit .....................................    17
PAYMENT OF PROCEEDS ..................................    18
   Surrender and Death Benefit Proceeds ..............    18
   Payment Options ...................................    18
   Surrenders.........................................    19
   Transfer of Policy Value...........................    20
   Loans..............................................    21
   Lapse..............................................    22
FEDERAL INCOME TAX CONSIDERATIONS.....................    22
   Modified Endowment Contracts.......................    22
FINANCIAL STATEMENTS..................................    22
APPENDIX A - Investment Options.......................   A-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


POLICY BENEFITS


DEATH BENEFIT

The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the last surviving insured under the policy.

You will choose a death benefit when you apply for a policy:

[diamond]  Option 1 is equal to the policy's face amount on the date of death of the last surviving insured, or, if greater, the minimum death benefit on that date.

[diamond]  Option 2 equals the face amount on the date of death of the last surviving insured plus the policy value, or, if greater, the minimum death benefit on that date.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value on the date of death of the last surviving insured increased by a percentage taken from a table in the policy based on the policy year and the last surviving insured person's age.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]  Guaranteed Death Benefit Rider
[diamond]  Disability Benefit Rider
[diamond]  Four Year Survivorship Term Rider
[diamond]  Policy Split Option Rider
[diamond]  Conditional Exchange Option Rider
[diamond]  Conversion to Universal Life Rider
[diamond]  Age 100+ Rider
[diamond]  LifePlan Options Rider
[diamond]  Estate Term Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first five years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.


THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FEE TABLES
-----------------------------------------------------------------------------------------------------------------------------------

                                                          TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ---------------------------------------------------------------------
SALES CHARGE(1)                   Upon premium payment         We charge up to 30% of the premium payment.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
PREMIUM TAX CHARGE                Upon premium payment         2.25% of each premium for nonqualified plans.

                                                               1.50% of each premium for qualified plans.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
FEDERAL TAX CHARGE                Upon premium payment         1.50% of each premium payment.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
ISSUE EXPENSE CHARGE              On Policy Date and monthly   $3,000 which is deducted at a rate of $50 per month.
                                  on Monthly Calculation Day
                                  during 60 policy months
                                  following issue. We will
                                  deduct any unpaid balance
                                  in the event of lapse or
                                  termination.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
SURRENDER CHARGE(2)               Upon Full Surrender during   Up to 50% of the Target Annual Premium (TAP). The TAP is
                                  the first 5 policy years.    established at issue by an arithmetic formula based on personal information (age, gender, risk class) and face amount of insurance
                                  Charge does not apply to a   coverage. A complete display of surrender charges is provided in the
                                  policy lapse                 contract.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
PARTIAL SURRENDER CHARGE          Upon Partial Surrender or    For a partial surrender:
                                  a reduction In the policy    ------------------------
                                  face amount
                                                               The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                               For a decrease in face amount:
                                                               ------------------------------

                                                               The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.

-------------------------------- ---------------------------- ---------------------------------------------------------------------
PARTIAL SURRENDER FEE(3)         Upon Partial Surrender        2.00% of the amount withdrawn.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                 At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-----------------------------------------------------------------------------------------------------------------------------------

(1) The maximum sales charge of 30% applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). Reduced sales charges apply payments in excess of TAP in the first policy year, and in policy years 2 through 20 and become 3% of all premiums paid beginning in policy year 11. As of the date of this prospectus we do not deduct a sales charge from premiums paid in policy year 21 and later. TAP is the greater of
    (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, and the ages of those insured by the policy. We provide a table of sales charges by policy year in the "Charges and Deductions" section.

(2) The maximum surrender charge applies during the first year after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 6th policy year. Your policy will contain a table of surrender charges that apply to your policy. We provide a table of maximum surrender charges for each policy year in the "Charges and Deductions" section.

(3) We limit this fee to a maximum of $25.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.



               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)              On Policy Date and monthly
                                  on each Monthly Calculation
                                  Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                          $0.0001 - $83.33 per $1,000 of net amount at risk(2). We will
  Charges                                                      increase this charge as the insured people age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 45                                    $0.0007 per $1,000 of net amount at risk(2). We will increase this
  and female age 42 both in                                    charge as they age.
  the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each monthly processing    $7.50 plus $0.02 per $1,000 of face amount per month.
                                 day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                        Maximum of 0.60% of average daily net assets on an annual basis.
CHARGE(3)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST CHARGED(4)         Interest accrues daily and   The maximum net cost to the policy is 2.00% of the loan balance.
                                 is due on each policy
                                 anniversary. If not paid on
                                 that date, we will treat the
                                 accrued interest as another
                                 loan against the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for     We currently do not charge for taxes, however we reserve the right
                                 taxes                         to impose a charge should we become liable for taxes in the future.
                                                               Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                          $0.01 - $24.33 per $1,000 of rider face amount.
  Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age                                       $0.10 per $1,000 of rider face amount.
  45 and female age 42 both
  in the nonsmoker
  premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ESTATE TERM RIDER(1)             On Rider Policy Date and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum Charges                                  $0.0003 - $83.33 per $1,000 of term rider face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 45                                    $0.001 per $1,000 of term rider face amount
  and female age 42 both in
  the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONDITIONAL EXCHANGE             On each Monthly               $0.03 per $1,000 of total face amount.
OPTION RIDER                     Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT         On each Monthly               $0.01 per $1,000 of base policy face amount.
RIDER                            Calculation Day beginning
                                 in policy year 11.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this     We describe this rider later under "Additional Rider Benefits."
                                 rider. It is available on
                                 a state-by-state basis
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this     We describe this rider later under "Additional Rider Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONVERSION TO UNIVERSAL          We do not charge for this     We describe this rider later under "Additional Rider Benefits."
LIFE RIDER                       rider.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY BENEFIT RIDER         On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                          $0.22 - $0.82 per $100 of annual benefit.
  Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 45                                    $0.33 and $0.36 respectively, per $100 of annual benefit.
  and female age 42 both in
  the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER                   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                          $0.22 - $0.82 per $1,000 of face amount.
  Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 45                                    $0.33 per $1,000 of face amount.
  and female age 42 both in
  the nonsmoker premium class
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class) and the net amount at risk (see (2), next). The charges will increase as those insured under the policy age. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed charges. We will provide more detailed information upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) The "net amount at risk" is the difference between the policy value and the death benefit that would be payable at the time.
(3) As of the date of this prospectus we charge 0.40% of average daily net assets on an annual basis. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) Depencing on state of issue and policy year, we charge loan interest from 2.50% to 6.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.00%. At our current rates the cost to the policy is between 0.50% and 2.00% of the outstanding loan balance annually, depending on policy year. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                            MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                            Maximum
Total Annual Fund Operating Expenses(1)                                       0.32%              -               22.60%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund and .68% for the Templeton Foreign Securities Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Phoenix Life Insurance Company is a New York stock life insurance company. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").


THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  First Year:            25% of the total value
[diamond]  Second Year:           33% of remaining value
[diamond]  Third Year:            50% of remaining value
[diamond]  Fourth Year:           100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
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GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond]  our expenses in selling the policy;

[diamond]  underwriting and issuing the policy;

[diamond]  premium and federal taxes incurred on premiums received;

[diamond]  providing the insurance benefits set forth in the policy; and

[diamond]  assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond]  sales charge,

[diamond]  issue expense charge,

[diamond]  administrative charge, and

[diamond]  surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.


CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
To help reimburse ourselves for a variety of expenses incurred in selling the policy (e.g., commissions, advertising, printing) we impose a sales charge on premiums paid on the policy.

The sales charge is assessed according to the following schedule:



Policy Year 1:            30% of premiums paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 2-5:         16% of premium paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 6-10:        12% of premium paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 11-20:       3% of premium

Policy Years 21 and over: 0% of premiums


The Target Annual Premium (TAP) is established at the time the policy is issued and is based on the face amount and the personal information (i.e. age, gender, risk class) of those insured. TAP will be the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expenses; or (b) $1,200. The sales charge does not fully cover our total sales expenses, but we expect to recover these expenses in full over the period the policy remains in force. We reserve the right to charge up to 3% of each premium for payments received for all policy years.


PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.75% to 4% of premiums paid. Moreover, certain municipalities also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid under nonqualified plans and 1.50% of each premium paid under qualified plans. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.


PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

[diamond]  ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. The issue expense charge is $3,000. Rather than deduct the full amount at once, the issue expense charge is deducted in equal monthly installments of $50 over the first 60 months of the policy. Any unpaid balance of the Issue Expense Charge will be paid to us if the policy lapses or is terminated.

[diamond]  ADMINISTRATIVE CHARGE. We currently charge $7.50 plus $.02 for each
           $1,000 of face amount each month to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements.

[diamond]  COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the gender, attained age, and risk class of the insureds. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

           We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine the risk class based on the health and the medical information provided about the insureds. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond]  COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

           Four riders are available at no charge with every Estate Strategies policy:

           o POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. You must show satisfactory evidence of insurability.

           o CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary.

           o AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero.

           o LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in this rider, certain favorable policy options may be exercised or elected.


           We charge for providing benefits under the following riders:

           o DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

           o FOUR YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

           o CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability for either of the following events: (1) the divorce of the insureds, or (2) major change in the federal estate tax law. Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

           o ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option 1. Four increase options are available. Cost of insurance charges apply to this rider.

           o GUARANTEED DEATH BENEFIT RIDER. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

             For the first 10 policy years, the monthly guarantee premium is 1/12 of the target annual premium. For policy years 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

             The rider will remain in effect if one of the three certain conditions (as set forth in the rider) is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.


[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

We will deduct this charge only from your investments in the Separate Account.

We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

A charge at an annual rate of 0.40% is deducted daily from the Account. We may increase this charge, but guarantee it will never be more than 0.60%.


LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

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                                           RATE WE CREDIT THE
                                         CHARGED LOANED PORTION
                LOAN INTEREST RATE          OF THE GUARANTEED
                      CHARGED               INTEREST ACCOUNT
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 POLICY          MOST                     MOST
 YEARS:         STATES       NY & NJ     STATES         NY & NJ

 ----------- ------------- ------------ ----------- --------------
  1-10             4%             6%         2%             4%
 ----------- ------------- ------------ ----------- --------------
  11-16            3%             5%         2%             4%
 ----------- ------------- ------------ ----------- --------------
   16+           2.5%           4.5%         2%             4%
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CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond]  SURRENDER CHARGE. During the first 5 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

           During the first 5 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 5th policy year. The maximum surrender charge that a policy owner could pay while he or she owns the policy is shown below:

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                            SURRENDER CHARGE TABLE
                 POLICY YEAR             SURRENDER CHARGE % OF TAP
           -------------------------------------------------------------
                     1                              50
                     2                              40
                     3                              30
                     4                              20
                     5                              10
                6 and later                          0


           We establish the Target Annual Premium (TAP) before we issue the policy and it will be based on the personal information of those insured (i.e. age, gender, risk class) and the policy face amount. TAP will be either (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200.


[diamond]  PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond]  PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a fraction of the applicable surrender charge that would apply to a full surrender, determined by how much of the full cash surrender value is being withdrawn. For example: if a partial surrender reduces the cash surrender value by half, the partial surrender charge will be half of what a full surrender charge would have been according to the above table. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

           A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
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CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSUREDS
The insureds are the persons on whose lives the policy is issued. You name the insureds in the application for the policy. Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit at the death of the last surviving insured. If the named beneficiary dies before the death of the last surviving insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the last surviving insured, the death benefit payable under the policy will be paid to you or your estate.

As long as the policy is in force, the policyowner and the beneficiary may be changed by written request, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the last surviving insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the persons to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You may purchase a policy to insure the lives of 2 other individuals, provided that you have the insureds' consents and a legally recognized interest for insuring their lives. A policy could, for example, be purchased on the lives of spouses, family members, business partners.

PREMIUM PAYMENTS
The Estate Strategies policy is a flexible premium variable universal life insurance policy issued on the lives of two insureds. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insureds must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. You decide the amount of planned annual premium (within limits set by us) when you apply for the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the persons you insure and the policy features you desire will affect our required issue premium. The persons' age, gender and risk class can affect the issue premium, as can policy features such as face amount, added benefits and planned premiums. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. You may increase or decrease the planned annual premium amount (within limits) or payment frequency at any time by written notice to VPMO. We reserve the right to limit increases to such maximums as we may establish and change from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 60-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
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POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond]  for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond]  whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond]  whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond]  DISABILITY BENEFIT RIDER. This rider is available for one or both
           Insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

           The rider terminates at the insured's attained age 65. However, benefits will continue to be paid for the covered insured's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65.

[diamond]  FOUR YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

[diamond]  POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. There is no charge for this rider, but you must show satisfactory evidence of insurability.

[diamond]  CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events:

           1) the divorce of the insureds, or

           2) major change in the federal estate tax law.

           Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

[diamond]  GUARANTEED DEATH BENEFIT RIDER. (This rider is not available for policies issued on or after January 27, 2003.) This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

           For the first 10 policy years, the monthly guarantee premium is 1/12 of the Target Annual Premium. For Policy year 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

           The rider will remain in effect if one of three conditions is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges. The three conditions are:

           1) Total Cumulative Premium Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

           2) Tabular Account Value Test - the policy's cash surrender value is not less than the policy's Tabular Account Value (as listed on policy's schedule pages) on the policy anniversary on or immediately preceding the monthly calculation day.

           3) Annual Premium Test - the total premium paid during the policy year, less surrenders, is not less than the sum of all monthly guarantee premiums applicable each month since the policy year began.

[diamond]  CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary. There is no charge for this rider.

[diamond]  AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond]  LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

           1 An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

           2 An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

           3 An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

           4 An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

[diamond]  ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option

           Four increase options are available:

           1 Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

           2 Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

           3 Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

           4 Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

           Cost of insurance charges apply to the rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the last surviving insured or, if greater, the minimum death benefit on that date.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the last surviving insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


A Guaranteed Death Benefit Rider is available. Under this policy rider if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

DEATH BENEFIT AT ENDOWMENT
After age 100 of the younger insured, the death benefit equals the policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under the policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond]  the death of the payee; or

[diamond]  the end of the period certain.

The first payment will be on the date of settlement. The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond]  10 years;

[diamond]  20 years; or

[diamond]  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond]  the end of the 10-year period certain;

[diamond]  the death of the insured; or

[diamond]  the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.


SURRENDERS

GENERAL
At any time during the lifetime of the insureds and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insureds, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond]  The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond]  The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond]  A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE


TRANSFERS

Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond]  the entire balance in the subaccount or the Guaranteed Interest
           Account is being transferred; or

[diamond]  the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

1) the transfer(s) are made as part of a Systematic Transfer Program, or

2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.


Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]  $25 monthly               [diamond]  $150 semiannually

[diamond]  $75 quarterly             [diamond]  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO, or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.



LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insureds while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insureds while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond]  In most states except New York, the rates in effect will be:

           o   Policy years 1-10 :                       4%
           o   Policy years 11-15:                       3%
           o   Policy years 16 and thereafter:          2 1/2%

           We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 2%.


[diamond]  In New York only, the rates in effect will be:

           o   Policy years 1-10:                        6%
           o   Policy years 11-15:                       5%
           o   Policy years 16 and thereafter:          4 1/2%
           We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 4%.


You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and/or the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.



LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 3 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as you have paid all premiums planned at issue. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts and/or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


FEDERAL INCOME TAX CONSIDERATIONS
-------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Estate Strategies(SM)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for the end of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE



------------------------------------------------------------------------------------------------------------------------------
                                                                                 Investment Type

                                                ------------------------------------------------------------------------------
                                                  Bond  Domestic  Domestic  Domestic   Growth         International   Money
                    Series                               Blend     Growth    Value    & Income  Index     Growth      Market
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                             |X|
Phoenix-AIM Mid-Cap Equity                                |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                        |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                             |X|
Phoenix-Engemann Capital Growth                                     |X|
Phoenix-Engemann Small & Mid-Cap Growth                             |X|
Phoenix-Goodwin Money Market                                                                                           |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|
Phoenix-Hollister Value Equity                                                |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                         |X|
Phoenix-Lazard International Equity Select                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                |X|
Phoenix-Lazard U.S. Multi-Cap                                                 |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                           |X|
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                                              |X|
Phoenix-MFS Value                                                             |X|
Phoenix-Northern Dow 30                                                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                             |X|
Phoenix-Oakhurst Growth & Income                                                         |X|
Phoenix-Oakhurst Strategic Allocation                                                    |X|
Phoenix-Sanford Bernstein Global Value                                                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
Phoenix-Seneca Mid-Cap Growth                                       |X|
Phoenix-Seneca Strategic Theme                                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                  |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap Portfolio                           |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                         |X|
VIP Growth Opportunities Portfolio                                  |X|
VIP Growth Portfolio                                                |X|
Mutual Shares Securities Fund                                                            |X|
Templeton Foreign Securities Fund                                                                          |X|
Templeton Growth Securities Fund                                                                           |X|
Scudder VIT EAFE(R) Equity Index Fund                                                            |X|
Scudder VIT Equity 500 Index Fund                                                                |X|
Technology Portfolio                                                |X|
Wanger Foreign Forty                                                                                       |X|
Wanger International Small Cap                                                                             |X|
Wanger Twenty                                                       |X|
Wanger U.S. Smaller Companies                                       |X|
------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                              Phoenix    Phoenix   Duff & Phelps                Fred       Deutsche    Federated
                                             Investment  Variable   Investment       AIM        Alger       Asset      Investment
                                              Counsel,   Advisors,  Management     Advisors,  Management, Management,  Management
        Series                                  Inc.       Inc.        Co.           Inc.        Inc.        Inc.       Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                  |X|
Phoenix-Alliance/Bernstein Growth + Value                  |X|
Phoenix-Duff & Phelps Real Estate Securities                           |X|
Phoenix-Engemann Capital Growth                  |X|

Phoenix-Engemann Small & Mid-Cap Growth          |X|

Phoenix-Goodwin Money Market                     |X|
Phoenix-Goodwin Multi-Sector Fixed Income        |X|
Phoenix-Hollister Value Equity                   |X|
Phoenix-Janus Flexible Income                              |X|
Phoenix-Kayne Large-Cap Core                     |X|
Phoenix-Kayne Small-Cap Quality Value            |X|
Phoenix-Lazard International Equity Select                 |X|
Phoenix-Lazard Small-Cap Value                             |X|
Phoenix-Lazard U.S. Multi-Cap                              |X|
Phoenix-Lord Abbett Bond-Debenture                         |X|
Phoenix-Lord Abbett Large-Cap Value                        |X|
Phoenix-Lord Abbett Mid-Cap Value                          |X|
Phoenix-MFS Investors Growth Stock                         |X|
Phoenix-MFS Investors Trust                                |X|
Phoenix-MFS Value                                          |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Oakhurst Growth & Income                 |X|
Phoenix-Oakhurst Strategic Allocation            |X|
Phoenix-Sanford Bernstein Global Value                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                  |X|
Phoenix-Seneca Mid-Cap Growth                    |X|
Phoenix-Seneca Strategic Theme                   |X|
Phoenix-State Street Research Small-Cap Growth             |X|
AIM V.I. Capital Appreciation Fund                                                   |X|
AIM V.I. Premier Equity Fund                                                         |X|
Alger American Leveraged AllCap Portfolio                                                        |X|
Federated Fund for U.S. Government Securities II                                                                          |X|
Federated High Income Bond Fund II                                                                                        |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                        |X|
Scudder VIT Equity 500 Index Fund                                                                            |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                                                       Morgan
                                              Fidelity     Franklin    Stanley     Templeton    Templeton  Templeton    Wanger
                                             Management     Mutual    Investment     Asset       Global    Investment    Asset
                                            and Research   Advisors,  Management   Management,  Advisors    Counsel,  Management,
                   Series                      Company       LLC          Inc.        Ltd.       Limited      Inc.        LP.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth

Phoenix-Engemann Small & Mid-Cap Growth

Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                      |X|
VIP Growth Opportunities Portfolio               |X|
VIP Growth Portfolio                             |X|
Mutual Shares Securities Fund                              |X|
Templeton Foreign Securities Fund                                                                            |X|
Templeton Growth Securities Fund                                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                                      |X|
Wanger International Small Cap                                                                                            |X|
Wanger Twenty                                                                                                             |X|
Wanger U.S. Smaller Companies                                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                            --------------------------------------------------------------------------------------

                                                                                               Kayne
                                                                                              Anderson
                                             Aberdeen     AIM         Alliance      Janus      Rudnick      Lazard       Lord,
                                               Fund      Capital      Capital      Capital    Investment     Asset       Abbett
                                             Managers,  Management,  Management,  Management  Management,  Management     & Co.
           Series                              Inc.        Inc.         L.P.         LLC         LLC          LLC          LLC

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                              |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                        |X|
Phoenix-Kayne Large-Cap Core                                                                     |X|
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
Phoenix-Lazard International Equity Select                                                                   |X|
Phoenix-Lazard Small-Cap Value                                                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                        |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                       |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                         |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                 |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                |X|
Phoenix-Sanford Bernstein Small-Cap Value                              |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

-------------------------------------------------------------------------------------------------------------
                                                                       Subadvisors
                                            -----------------------------------------------------------------

                                                                      Roger                     State
                                                        Northern     Engemann     Seneca        Street
                                                MFS       Trust         &         Capital      Research
                                            Investment Investments, Associates,  Management, & Management,
          Series                            Management     Inc.        Inc.         LLC         Company
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock               |X|
Phoenix-MFS Investors Trust                      |X|
Phoenix-MFS Value                                |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                        |X|
Phoenix-Seneca Strategic Theme                                                       |X|
Phoenix-State Street Research Small-Cap Growth                                                   |X|
-------------------------------------------------------------------------------------------------------------

Additional information about the Estate Strategies (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com

V611


Investment Company Act File No. 811-4721

[logo] PHOENIX WEALTH MANAGEMENT(R)




L0077PR (C)Phoenix Life Insurance Company               [RECYCLE LOGO] Printed on recycled paper.            5-03
